PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Costs	$27,820	$26,108	$22,454	$12,059	$9,890	$7,713	$17,269	$9,027	$77,433	$54,907
Accumulated fair value changes	20,465	18,260	3,777	3,480	1,366	1,045	(643)	(434)	24,965	22,351
Accumulated depreciation	(6,690)	(5,497)	(2,459)	(1,889)	(1,527)	(1,106)	(2,458)	(1,472)	(13,134)	(9,964)
Total[1,2]	$41,595	$38,871	$23,772	$13,650	$9,729	$7,652	$14,168	$7,121	$89,264	$67,294

1.	Includes amounts reclassified to held for sale.

2.
As at December 31, 2019, the total includes $3.7 billion of property, plant and equipment leased to third parties as operating leases. Our ROU PP&E assets include $2.2 billion in our Infrastructure segment, $796 million in our Real Estate segment, $1.1 billion in our Renewable Power segment and $1.3 billion in Private Equity and other segments, totaling $5.4 billion of ROU assets.

Renewable Power, Infrastructure and Real Estate segments carry property, plant and equipment assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. Private Equity and other segments carry property, plant and equipment assets at amortized cost. The carrying amount that would have been recognized had our assets been accounted for under the cost model is $51.7 billion. As at December 31, 2019, $66.3 billion (2018 – $50.5 billion) of property, plant and equipment, at cost, were pledged as collateral for the property debt at their respective properties.

a)	Renewable Power
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Cost, beginning of year	$13,868	$14,667	$8,576	$7,622	$3,664	$2,702	$26,108	$24,991
Changes in basis of accounting	83	—	321	—	3	—	407	—
Additions, net of disposals and assets reclassified as held for sale	162	189	(342)	(21)	280	(684)	100	(516)
Acquisitions through business combinations	—	—	566	1,184	742	1,784	1,308	2,968
Foreign currency translation	(14)	(988)	(54)	(209)	(35)	(138)	(103)	(1,335)
Cost, end of year	14,099	13,868	9,067	8,576	4,654	3,664	27,820	26,108

Accumulated fair value changes, beginning of year	15,416	12,176	2,079	1,053	765	51	18,260	13,280
Fair value changes	1,369	3,688	669	1,221	195	702	2,233	5,611
Dispositions and assets reclassified as held for sale	—	—	(126)	—	(35)	—	(161)	—
Foreign currency translation	142	(448)	(34)	(195)	25	12	133	(631)
Accumulated fair value changes, end of year	16,927	15,416	2,588	2,079	950	765	20,465	18,260

Accumulated depreciation, beginning of year	(3,879)	(3,564)	(1,358)	(1,008)	(260)	(109)	(5,497)	(4,681)
Depreciation expenses	(532)	(547)	(502)	(416)	(245)	(192)	(1,279)	(1,155)
Dispositions and assets reclassified as held for sale	7	5	101	6	9	35	117	46
Foreign currency translation	(8)	227	(22)	60	(1)	6	(31)	293
Accumulated depreciation, end of year	(4,412)	(3,879)	(1,781)	(1,358)	(497)	(260)	(6,690)	(5,497)
Balance, end of year	$26,614	$25,405	$9,874	$9,297	$5,107	$4,169	$41,595	$38,871

The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2019	2018
North America	$25,617	$24,274
Colombia	7,353	6,665
Europe	3,770	3,748
Brazil	3,575	3,505
Other[1]	1,280	679
	$41,595	$38,871

1.	Other refers primarily to China, India and Chile in 2019 and China, India, Chile and Uruguay in 2018.
Renewable power assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2019. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of renewable power assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily impacted by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2019 and 2018 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018
Discount rate
Contracted	4.6 – 4.9%	4.8 – 5.6%	8.2%	9.0%	9.0%	9.6%	3.5%	4.0 – 4.3%
Uncontracted	6.2 – 6.4%	6.4 – 7.2%	9.5%	10.3%	10.3%	10.9%	5.3%	5.8 – 6.1%
Terminal capitalization rate[1]	6.2 – 6.4%	6.1 – 7.1%	n/a	n/a	9.8%	10.4%	n/a	n/a
Exit date	2040	2039	2047	2047	2039	2038	2034	2033

1.	Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset without consideration of potential renewal value. The weighted-average remaining duration as at December 31, 2019, which includes a one-time 30-year renewal for applicable hydroelectric assets completed in the current year, is 32 years (2018 – 29 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil.
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2019 (MILLIONS)	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	47%	17%	95	87	62	122
Brazil (prices in R$/MWh)	68%	33%	295	407	273	411
Colombia (prices in COP$/MWh)	25%	—%	217,000	272,000	257,000	358,000
Europe (prices in €/MWh)	71%	13%	82	102	75	84

The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2023 and 2035 (2018 – between 2022 and 2025), which will maintain system reliability and provide adequate levels of reserve generation.

b)	Infrastructure
Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Cost, beginning of year	$4,020	$3,473	$2,485	$2,655	$4,681	$2,630	$444	$—	$429	$495	$12,059	$9,253
Changes in basis of accounting	21	—	356	—	197	—	633	—	—	—	1,207	—
Additions, net of disposals and assets reclassified as held for sale	7	422	171	73	164	146	(44)	4	(25)	(2)	273	643
Acquisitions through business combinations	—	394	5,284	—	3,332	2,111	94	440	—	—	8,710	2,945
Foreign currency translation	138	(269)	9	(243)	69	(206)	4	—	(15)	(64)	205	(782)
Cost, end of year	4,186	4,020	8,305	2,485	8,443	4,681	1,131	444	389	429	22,454	12,059

Accumulated fair value changes, beginning of year	1,401	1,256	810	873	822	629	—	—	447	514	3,480	3,272
Disposition and assets reclassified as held for sale	(416)	—	—	—	—	—	—	—	(37)	—	(453)	—
Fair value changes	347	218	45	18	317	224	—	—	6	12	715	472
Foreign currency translation	36	(73)	(6)	(81)	5	(31)	—	—	—	(79)	35	(264)
Accumulated fair value changes, end of year	1,368	1,401	849	810	1,144	822	—	—	416	447	3,777	3,480

Accumulated depreciation, beginning of year	(613)	(509)	(744)	(687)	(492)	(383)	—	—	(40)	(43)	(1,889)	(1,622)
Depreciation expenses	(171)	(148)	(178)	(147)	(328)	(134)	(87)	—	(10)	(8)	(774)	(437)
Dispositions and assets reclassified as held for sale	204	5	(25)	22	46	7	—	—	7	4	232	38
Foreign currency translation	(16)	39	(3)	68	(10)	18	(1)	—	2	7	(28)	132
Accumulated depreciation, end of year	(596)	(613)	(950)	(744)	(784)	(492)	(88)	—	(41)	(40)	(2,459)	(1,889)
Balance, end of year	$4,958	$4,808	$8,204	$2,551	$8,803	$5,011	$1,043	$444	$764	$836	$23,772	$13,650

Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2019. The company’s utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the company’s transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the energy operations are comprised of energy transmission, distribution and storage and district energy assets. Data infrastructure PP&E include mainly telecommunications towers, fiber optic networks and data storage assets. PP&E within our sustainable resource operations include standing timber, land, roads and other agricultural assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, energy, data infrastructure and sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, energy, data infrastructure and sustainable resources assets at the end of 2019 and 2018 are summarized below.

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Discount rates	7 – 14%	7 – 14%	9 – 14%	10 – 13%	12 – 15%	12 – 15%	13 – 15%	13 – 15%	5 – 10%	5 – 8%
Terminal capitalization multiples	8x – 21x	8x – 22x	9x – 14x	9x – 14x	10x – 17x	10x – 14x	11x – 17x	10x – 11x	5x – 10x	12x – 23x
Investment horizon / Exit date (years)	10 – 20	10 – 20	10 – 20	10 – 20	5 – 10	10	10 – 11	10	3 – 21	3 – 30

c)	Real Estate

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Balance, beginning of year	$7,713	$5,854	$1,045	$798	$(1,106)	$(873)	$7,652	$5,779
Changes in basis of accounting	769	—	—	—	—	—	769	—
Additions/(dispositions)[1], net of assets reclassified as held for sale	514	352	(2)	5	37	43	549	400
Acquisitions through business combinations	785	1,748	—	—	—	—	785	1,748
Foreign currency translation	109	(241)	—	(3)	(15)	27	94	(217)
Fair value changes	—	—	323	245	—	—	323	245
Depreciation expenses	—	—	—	—	(443)	(303)	(443)	(303)
Balance, end of year	$9,890	$7,713	$1,366	$1,045	$(1,527)	$(1,106)	$9,729	$7,652

1.	For accumulated depreciation, (additions)/dispositions.
The company’s real estate PP&E assets include hospitality assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2019. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of real estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.

d)	Private Equity and Other
Private equity and other PP&E includes assets owned by the company’s private equity and residential development operations. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Balance, beginning of year	$9,027	$4,050	$(434)	$(231)	$(1,472)	$(1,086)	$7,121	$2,733
Changes in basis of accounting	1,032	—	—	—	—	—	1,032	—
Additions/(dispositions)[1], net of assets reclassified as held for sale	477	360	—	1	332	72	809	433
Acquisitions through business combinations	6,650	4,915	—	—	—	—	6,650	4,915
Foreign currency translation	83	(298)	(13)	15	(44)	78	26	(205)
Depreciation expenses	—	—	—	—	(1,274)	(536)	(1,274)	(536)
Impairment charges	—	—	(196)	(219)	—	—	(196)	(219)
Balance, end of year	$17,269	$9,027	$(643)	$(434)	$(2,458)	$(1,472)	$14,168	$7,121

1.	For accumulated depreciation, (additions)/dispositions.